SUPPLEMENT TO THE FIDELITY ADVISOR FOCUS FUNDSSM

CLASS A, CLASS T, CLASS B, CLASS C, AND INSTITUTIONAL CLASS

SEPTEMBER 28, 1998

STATEMENT OF ADDITIONAL INFORMATION

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF CONSUMER INDUSTRIES FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.

   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF CYCLICAL INDUSTRIES FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 3.

   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF HEALTH CARE FUND" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 4.

   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF NATURAL RESOURCES FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 5.

   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF TECHNOLOGY FUND" IN THE
"INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 6.

   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF UTILITIES GROWTH FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 8.

   (v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)).

   (vii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER THE HEADING "INVESTMENT LIMITATIONS OF FINANCIAL SERVICES FUND" IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 9.

   (iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)).

   (vi) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money up to 15% of the fund's net assets to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN
"ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING
ON PAGE 44.

Pursuant to Rule 22d-1 under the 1940 Act, FDC exercises its right to waive Class A's and Class T's front-end sales charge on shares acquired through reinvestment of dividends and capital gains or in connection with a fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive Class A's and Class T's front-end sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:

CLASS A SHARES ONLY

1. to shares purchased for an employee benefit plan (as defined in the Employee Retirement Income Security Act) (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program with at least $25 million or more in plan assets;

2. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an insurance company separate account used to fund annuity contracts;

3. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through a trust institution, bank trusts department or insurance company, or any such institution's broker-dealer affiliate that is not part of an organization primarily engaged in the brokerage business. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs that participate in the Advisor Retirement Connection do not qualify for this waiver;

4. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP, or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program investing through an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares;

5. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)), 403(b) programs and accounts managed by third parties do not qualify for this waiver;

6. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

7. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs do not qualify for this waiver;

8. to shares purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program; or

9. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC.

A sales load waiver form must accompany these transactions.

CLASS T SHARES ONLY

1. to shares purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or 403(b) programs;

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee;

5. to shares purchased for an employee benefit plan (except a SIMPLE IRA, SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) or a 403(b) program;

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds or (ii) an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

7. to shares purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

8. to shares purchased with redemption proceeds from other mutual fund complexes on which the investor has paid a front-end or contingent deferred sales charge;

9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

10. to shares purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

11. to shares purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of investment professionals having agreements with FDC;

12. to shares purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue
Code); or

13. to shares purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts.

A sales load waiver form must accompany these transactions.

CLASS B AND CLASS C SHARES ONLY

The contingent deferred sales charge (CDSC) on Class B and Class C shares may be waived (1) in the case of disability or death, provided that the shares are redeemed within one year following the death or the initial determination of disability; (2) in connection with a total or partial redemption of shares from retirement plans or accounts (other than of shares purchased on or after February 11, 1999 for Traditional IRAs, Roth IRAs and Rollover IRAs) at age 70 1/2, which are permitted without penalty pursuant to the Internal Revenue Code; (3) in connection with the redemption of shares purchased on or after February 11, 1999, from Traditional IRAs, Roth IRAs and Rollover IRAs for disability, payment of death benefits, or minimum required distributions starting at age 70 1/2; (4) in connection with redemptions through the Fidelity Advisor Systematic Withdrawal Program; or (5) APPLICABLE TO CLASS C ONLY: in connection with any redemptions from an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan).

A sales load waiver form must accompany these transactions.

INSTITUTIONAL CLASS SHARES ONLY

Institutional Class shares are offered to:

1. Broker-dealer managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) must have at least $50 million in plan assets;

2. Registered investment advisor managed account programs, provided the registered investment advisor is not part of an organization primarily engaged in the brokerage business and the program (i) charges an asset-based fee, and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. In addition, accounts other than an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly a Keogh/H.R. 10 plan) in the programs must be managed on a discretionary basis;

3. Trust institution and bank trust department managed account programs that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Accounts managed by third parties are not eligible to purchase Institutional Class shares;

4. Insurance company separate accounts that will have at least $1 million invested in the Institutional Class of the Advisor funds;

5. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or FIL or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; and

6. Insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that (i) charge an asset-based fee and (ii) will have at least $1 million invested in the Institutional Class of the Advisor funds. Insurance company programs for employee benefit plans, 403(b) programs and plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) include such programs offered by a broker-dealer affiliate of an insurance company, provided that the affiliate is not part of an organization primarily engaged in the brokerage business.

For purchases made by managed account programs, insurance company separate accounts or insurance company programs for employee benefit plans, 403(b) programs or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans), FDC reserves the right to waive the requirement that $1 million be invested in the Institutional Class of the Advisor funds.

FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. For all funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or
(iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)) or 403(b) program) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases."

Except as provided below, any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T
CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares that have been held for the longest period of time.

Shares held by an insurance company separate account will be aggregated at the client (e.g., the contract holder or plan sponsor) level, not at the separate account level. Upon request, anyone claiming eligibility for the 0.25% fee with respect to shares held by an insurance company separate account must provide FDC access to records detailing purchases at the client level.

The Class A or Class T CDSC does not apply to the redemption of shares:

1.  Held by insurance company separate accounts;

2. From employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) purchased on or after February 11, 1999) and 403(b) programs for plan loans or distributions or exchanges to non-Advisor fund investment options; or

3. From Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, SARSEPs and plans covering a sole proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans) for disability, payment of death benefits, or minimum required distributions starting at age 70 1/2.

Your investment professional should advise Fidelity at the time your redemption order is placed if you qualify for a waiver of the Class A or Class T CDSC.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

THE FOLLOWING INFORMATION REPLACES THE SECOND PARAGRAPH FOUND UNDER THE HEADING "QUANTITY DISCOUNTS" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION ON PAGE 46.

For purposes of qualifying for a reduction in front-end sales charges under the Combined Purchase, Rights of Accumulation or Letter of Intent programs, the following may qualify as an individual or a "company" as defined in Section 2(a)(8) of the 1940 Act: an individual, spouse, and their children under age 21 purchasing for his, her, or their own account; a trustee, administrator or other fiduciary purchasing for a single trust estate or a single fiduciary account or for a single or a parent-subsidiary group of employee benefit plans (except SEP and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs; and tax-exempt organizations as defined under Section 501(c)(3) of the Internal Revenue Code.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN
"TRUSTEES AND OFFICERS" BEGINNING ON PAGE 49.

*EDWARD C. JOHNSON 3d (68), Trustee and President, is Chairman, Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Investments Money Management, Inc. (1998), Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc. Abigail Johnson, Member of the Advisory Board of Fidelity Advisor Series VII, is Mr. Johnson's daughter.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended July 31, 1998, or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE


Aggregate Compensation from a  Edward C. Johnson 3d**  Abigail P. Johnson**  J. Gary  Burkhead**  Ralph F. Cox
Fund

Consumer IndustriesB           $ 0                     $ 0                   $ 0                  $ 6

Cyclical IndustriesB           $ 0                     $ 0                   $ 0                  $ 2

Financial ServicesB            $ 0                     $ 0                   $ 0                  $ 43

Health CareB                   $ 0                     $ 0                   $ 0                  $ 39

Natural ResourcesB             $ 0                     $ 0                   $ 0                  $ 216

TechnologyB                    $ 0                     $ 0                   $ 0                  $ 38

Utilities GrowthB              $ 0                     $ 0                   $ 0                  $ 8

TOTAL COMPENSATION FROM THE    $ 0                     $ 0                   $ 0                  $ 214,500
FUND COMPLEX*,A



Aggregate Compensation from
a                             Phyllis Burke Davis  Robert  M. Gates***  E. Bradley Jones  Donald J. Kirk  Peter S. Lynch**
Fund

Consumer IndustriesB          $ 6                  $ 5                  $ 6               $ 6             $ 0

Cyclical IndustriesB          $ 2                  $ 2                  $ 2               $ 2             $ 0

Financial ServicesB           $ 43                 $ 42                 $ 44              $ 44            $ 0

Health CareB                  $ 39                 $ 38                 $ 40              $ 40            $ 0

Natural ResourcesB            $ 216                $ 219                $ 217             $ 217           $ 0

TechnologyB                   $ 38                 $ 37                 $ 39              $ 39            $ 0

Utilities GrowthB             $ 8                  $ 8                  $ 8               $ 8             $ 0

TOTAL COMPENSATION FROM THE   $ 210,000            $ 176,000            $ 211,500         $ 211,500       $ 0
FUND COMPLEX*,A



Aggregate Compensation
from a                  William O. McCoy ****  Gerald  C. McDonough  Marvin L. Mann  Robert C. Pozen**  Thomas R. Williams
Fund

Consumer IndustriesB    $ 5                    $ 7                   $ 6             $ 0                $ 6

Cyclical IndustriesB    $ 2                    $ 2                   $ 2             $ 0                $ 2

Financial ServicesB     $ 42                   $ 54                  $ 43            $ 0                $ 44

Health CareB            $ 38                   $ 49                  $ 39            $ 0                $ 40

Natural ResourcesB      $ 219                  $ 269                 $ 214           $ 0                $ 217

TechnologyB             $ 37                   $ 48                  $ 38            $ 0                $ 39

Utilities GrowthB       $ 8                    $ 10                  $ 8             $ 0                $ 8

TOTAL COMPENSATION
FROM THE                $ 214,500              $ 264,500             $ 214,500       $ 0                $ 214,500
FUND COMPLEX*,A



* Information is for the calendar year ended December 31, 1997 for 230 funds in the complex.

** Interested Trustees of the funds, Ms. Johnson and Mr. Burkhead are compensated by FMR.

*** Mr. Gates was elected to the Board of Trustees of Fidelity Advisor Series VII on September 17, 1997.

**** Mr. McCoy was elected to the Board of Trustees of Fidelity
Advisor Series VII on September 17, 1997.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000; Phyllis Burke Davis, $75,000; Robert M. Gates, $62,500; E. Bradley Jones, $75,000; Donald J. Kirk, $75,000; William O. McCoy, $75,000; Gerald C. McDonough, $87,500; Marvin L. Mann, $75,000; and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation as follows: Ralph F. Cox, $53,699; Marvin L. Mann, $53,699; and Thomas R. Williams, $62,462.

B Compensation figures include cash.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN
"TRUSTEES AND OFFICERS" ON PAGE 49.

ABIGAIL P. JOHNSON (37), Member of the Advisory Board of Fidelity Advisor Series VII (1999), is Vice President of certain Equity Funds
(1997), and is a Director of FMR Corp. (1994). Before assuming her current responsibilities, Ms. Johnson managed a number of Fidelity funds. Edward C. Johnson 3d, Trustee and President of the Funds, is Ms. Johnson's father.

THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH FOUND IN THE "DISTRIBUTION AND SERVICE PLANS" SECTION ON PAGE 57.

Currently and except as provided below, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. Normally, after the first year of investment, up to the full amount of distribution fees paid by Class C may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares, and up to the full amount of service fees paid by Class C may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts. For purchases of Class C shares made for an employee benefit plan, 403(b) program or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of distribution fees and service fees paid by such Class C shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.

THE FOLLOWING INFORMATION FOUND IN "CONTRACTS WITH FMR AFFILIATES" ON PAGE 59 IS NO LONGER APPLICABLE.

FIIOC also collects small account fees from certain accounts with balances of less than $2,500.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "AUDITOR" IN THE "DESCRIPTION OF THE TRUST" SECTION ON PAGE 62.

       AUDITOR. PricewaterhouseCoopers LLP, One Post Office Square, Boston, Massachusetts served as independent accountant for each fund for the most recent fiscal period. The auditor examined financial statements for the funds and provided other audit, tax, and related services.

Effective February 18, 1999, Deloitte & Touche LLP, 125 Summer Street, Boston, Massachusetts serves as independent accountant for each fund for the next fiscal period. The auditor examines financial statements for the funds and provides other audit, tax, and related services.